Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Other Current Liabilities	OTHER CURRENT LIABILITIES
Other current liabilities are comprised of the following:

(in thousands of $)	June 30, 2026	December 31, 2025
Asset retirement obligation (“ARO”) (1)	(10,481)	(6,812)
Current portion of operating lease liability	(2,073)	(2,026)
Current portion of deferred pre-COD cash flows (2)	(1,844)	(1,844)
Day 1 gain deferred revenue - current portion (3)	(628)	(6,846)
Deferred revenue	(203)	(2,246)
Other	(9,287)	(9,140)
Other current liabilities	(24,516)	(28,914)
(1) In connection with FLNG Hilli’s LTA contractual maturity in July 2026, the ARO was remeasured in January 2026 to reflect current cost estimates and the revised timing of ARO settlement. Consequently, the ARO liability increased by $6.6 million to $13.6 million as of June 30, 2026 (December 31, 2025: $6.8 million) with a corresponding increase to mooring equipment in “Vessels and equipment, net” in our unaudited consolidated balance sheet. Given the short period until settlement, the impact of discounting was assessed to be immaterial and, accordingly, no discounting was applied to the revised cash flows. During the six months ended June 30, 2026, we recognized $3.1 million of decommissioning costs and $6.1 million of additional depreciation.
(2) In August 2024, we and bp agreed to a series of pre-COD payments to address project delays and align on commissioning milestones which was allocated between lease and non-lease components on commencement of the sales type lease accounting of the LOA. As of June 30, 2026, the deferred non-lease component amounted to $34.9 million (December 31, 2025: $35.8 million), comprising $1.8 million in “Other current liabilities” and $33.1 million (December 31, 2025: $34.0 million) in “Other non-current liabilities” (see Notes 18)
(3) Current portion of Day 1 gain deferred on initial recognition of FLNG Hilli's oil and gas derivative instruments embedded in the LTA and the FLNG Hilli's gas derivative instruments pursuant to LTA Amendment 3. As of June 30, 2026, the current portion of the deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $0.5 million and $0.1 million, respectively (December 31, 2025: $5.3 million and $1.5 million, respectively).